Income Taxes - Effective Income Tax Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ 1,180	$ (2,987)	$ (20,490)	$ (1,710)	$ (238)
Statutory U.S. federal income tax rate			(4,303)	(359)	(50)
State income taxes, net of federal benefit			(5,984)	174	44
Tax exempt investment income and dividend received deduction			(22)	(40)	(50)
Nondeductible meals and entertainment			79	33	23
Valuation allowance on deferred tax assets			3,715	676	(205)
Equity-earnings from Affiliate			195	170	88
Net gain from sale of agency assets			(2,848)	0	0
Utilization of state NOLs			(386)	0	0
PPP Loan forgiveness			0	(578)	0
Other			113	132	156
Total income tax expense (benefit)	$ 0	$ (41)	$ (9,441)	$ 208	$ 6
Effective tax rate			46.10%	(12.20%)	(2.60%)